Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current portion:
Contract assets	¥ 1,875,704	$ 269,428	¥ 1,414,549
VAT prepayments	507,135	72,845	436,343
Prepaid licensed copyrights	311,144	44,693	184,926
Deposits and prepaid rental fees	133,692	19,204	123,863
Others	891,553	128,064	536,700
Prepayments and other assets, current	3,719,228	534,234	2,696,381
Non-current portion:
Prepaid licensed copyrights	3,006,109	431,801	3,685,272
Licensed copyrights prepaid assets	325,504	46,756	569,123
Deposits and prepaid rental fees	22,269	3,199	171,676
Others	154,594	22,205	269,812
Prepayments and other assets, noncurrent	¥ 3,508,476	$ 503,961	¥ 4,695,883